Introduction and overview of Groups risk management - Sensitivity analysis (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Introduction and overview of Group's risk management
Export sales	$ 0
Foreign exchange risk | Euro
Introduction and overview of Group's risk management
Rate of change	7.00%	5.00%	5.00%
Effect of US Dollar weakening on loss	$ (13,153)	$ (15,726)	$ (18,652)
Effect of US Dollar strengthening on loss	$ 13,153	$ 15,726	$ 18,652
Foreign exchange risk | Rwandan Franc
Introduction and overview of Group's risk management
Rate of change	7.00%	5.00%	5.00%
Effect of US Dollar weakening on loss	$ (4,402)	$ (3,284)	$ (3,522)
Effect of US Dollar strengthening on loss	$ 4,402	$ 3,284	$ 3,522
Foreign exchange risk | Nigeria Naira
Introduction and overview of Group's risk management
Rate of change	7.00%	5.00%	5.00%
Effect of US Dollar weakening on loss	$ (165,880)	$ (106,595)	$ (114,799)
Effect of US Dollar strengthening on loss	$ 165,880	$ 106,595	$ 114,799
Foreign exchange risk | Zambian Kwacha
Introduction and overview of Group's risk management
Rate of change	7.00%	5.00%	5.00%
Effect of US Dollar weakening on loss	$ (15,528)	$ (11,078)	$ (10,808)
Effect of US Dollar strengthening on loss	$ 15,528	$ 11,078	$ 10,808
Foreign exchange risk | South Africa, Rand
Introduction and overview of Group's risk management
Rate of change	7.00%
Effect of US Dollar weakening on loss	$ (2,809)
Effect of US Dollar strengthening on loss	$ 2,809
Foreign exchange risk | Brazil Real
Introduction and overview of Group's risk management
Rate of change	7.00%	5.00%	5.00%
Effect of US Dollar weakening on loss	$ (18,898)	$ (15,502)	$ (14,302)
Effect of US Dollar strengthening on loss	$ 18,898	$ 15,502	$ 14,302
Foreign exchange risk | Kuwaiti Dinar
Introduction and overview of Group's risk management
Rate of change	7.00%	5.00%	5.00%
Effect of US Dollar weakening on loss	$ (648)	$ (424)	$ (250)
Effect of US Dollar strengthening on loss	$ 648	$ 424	$ 250